Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenue by geographic location
Revenue	$ 567,936	$ 552,091	$ 588,117
Australia-Asia
Operating revenue by geographic location
Revenue	410,827	389,098	413,662
Europe
Operating revenue by geographic location
Revenue	$ 157,109	$ 162,993	$ 174,455